29 Provisions for Legal Claims and Contingent Liabilities (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
	Aug. 22, 2019	Dec. 31, 2019
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Payment agreement	R$ 130,440
Tradener Ltda. [Member] | Civil And Administrative Claims [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Interest rate		1.00%
Property Owner [Member] | Expropriations And Property [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Plaintiff estimated amount		R$ 28,211
Property Owner [Member] | Expropriations And Property [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Plaintiff estimated amount		R$ 10,467
Copel [Member] | Expropriations And Property [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Ownership rights		51.00%
Copel [Member] | Contingent Liabilities Tax [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Plaintiff estimated amount		R$ 87,006
Companhia Estadual de Energia Eletrica - CEEE and Dona Francisca Energetica S.A. [Member] | Regulatory [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Plaintiff estimated amount		57,000
National Institute Of Social Security (INSS) [Member] | Contingent Liabilities Tax [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Plaintiff estimated amount		117,018
State Tax Authority (SEFAZ) [Member] | Contingent Liabilities Tax [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Plaintiff estimated amount		87,657
City Hall [Member] | Contingent Liabilities Tax [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Plaintiff estimated amount		65,443
Brazilian Federal Revenue Office [Member] | Contingent Liabilities Tax [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Plaintiff estimated amount		105,800
Franchises Of The Agency/Copel Store [Member] | Contingent Liabilities Civil [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Plaintiff estimated amount		85,277
Copel Distribuicao [Member] | Contingent Liabilities Civil [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Plaintiff estimated amount		34,792
Energia Sustentavel Do Brasil S.A. - ESBR [Member] | Contingent Liabilities Regulatory [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Plaintiff estimated amount		1,034,593
Franchises Of Agency Copel Store [Member] | Contingent Liabilities Civil [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Plaintiff estimated amount		R$ 49,689
Ownership rights		51.00%